ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilites	$ 1,040,000	$ 0
Level 1 [Member]
Derivative liabilites	0	0
Level 2 [Member]
Derivative liabilites	0	0
Level 3 [Member]
Derivative liabilites	$ 1,040,000	$ 0